Income taxes	12 Months Ended
Mar. 31, 2024
Income Taxes
Income taxes

17. Income taxes

(A)	Loss for the year before income taxes are as follows:

	March 31,
	2022	2023	2024
Domestic	(145,363)	(353,088)	(273,102)
Foreign operations	(320,193)	111,708	(56,229)
Total	(465,556)	(241,380)	(329,331)

(B)	The major components of income tax expense for the years ended 31 March, 2022, 2023 and 2024 are:

	March 31,
	2022	2023	2024
Current Period	14,478	52,046	39,045
Current income tax expenses	14,478	52,046	39,045

Origination and reversal of temporary differences	2,428	(5,258)	(1,871)
Deferred tax (benefit)/ expense	2,428	(5,258)	(1,871)
Total income tax expenses as reported in statement of profit or loss	16,906	46,788	37,174

(C ) Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2022	2023	2024
Loss for the year	(482,462)	(288,168)	(366,505)
Income tax expense/(reversal)	16,906	46,788	37,174
Loss before income taxes*	(465,556)	(241,380)	(329,331)
Expected tax expense at statutory income tax rate#	(105,537)	32,760	(165)
Non-deductible expenses	17,024	19,074	17,026
Utilization of previously unrecognised tax losses	(13,134)	(42,671)	(29,260)
Current year losses for which no deferred tax asset was recognized	174,746	36,761	83,574
Change in unrecognised temporary differences	(58,979)	209	(35,638)
Effect of change in tax rate	-	(1,908)	-
Others	2,786	2,563	1,637
	16,906	46,788	37,174

*	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).

#	The domicile of the Parent Company is Cayman Islands wherein the applicable tax rate is Nil (March 31, 2023: Nil, March 31, 2022: Nil). The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17% to 31.20% (March 31, 2023: 25.17% to 26.00% and March 31, 2022: 25.17% to 31.20%) in India and 17% (March 31, 2023: 17% and March 31, 2022: 17%) in Singapore, that have been applied to profit or loss of the respective jurisdiction for determination of expected tax expense.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)